Buffalo International Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Belgium - 0.7%
Beverages - 0.7%
Anheuser-Busch InBev SA/NV	101,463	$6,511,994

Canada - 3.3%
Commercial Services & Supplies - 1.7%
GFL Environmental, Inc.	350,000	15,032,500

Ground Transportation - 0.8%
Canadian National Railway Co.	73,998	7,314,702

Software - 0.8%
Constellation Software, Inc.	2,802	6,739,662
Total Canada		29,086,864

China - 1.4%
Banks - 0.7%
China Merchants Bank Co. Ltd. - Class H	900,000	6,122,608

Interactive Media & Services - 0.7%
Tencent Holdings Ltd. - ADR	85,000	6,506,750
Total China		12,629,358

Denmark - 1.1%
Pharmaceuticals - 1.1%
Novo Nordisk AS - ADR	152,000	7,733,760
Novo Nordisk AS - Class B	30,000	1,521,554
Total Denmark		9,255,314

France - 13.1%
Aerospace & Defense - 2.3%
Airbus SE	38,000	8,824,501
Thales SA	42,064	11,347,416
		20,171,917
Chemicals - 1.8%
Air Liquide SA	81,694	15,354,693

Construction & Engineering - 1.1%
Vinci SA	70,024	9,851,182

Electrical Equipment - 2.9%
Schneider Electric SE	93,000	25,442,469

Life Sciences Tools & Services - 1.0%
Sartorius Stedim Biotech	37,000	9,087,989

Media - 0.8%
Publicis Groupe SA	70,000	7,269,332

Pharmaceuticals - 1.2%
Sanofi SA	23,000	2,225,367
Sanofi SA - ADR	170,000	8,238,200
		10,463,567
Professional Services - 2.0%
Bureau Veritas SA	543,422	17,287,771
Total France		114,928,920

Germany - 13.7%
Aerospace & Defense - 1.2%
Rheinmetall AG	5,759	10,506,677

Capital Markets - 1.1%
DWS Group GmbH & Co. KGaA (a)	142,000	9,332,787

Electrical Equipment - 0.6%
Siemens Energy AG (b)	40,083	5,623,180

Health Care Providers & Services - 2.1%
Fresenius SE & Co. KGaA	322,659	18,485,693

Industrial Conglomerates - 2.6%
Siemens AG	81,200	22,742,193

Insurance - 2.6%
Hannover Rueck SE	15,000	4,667,714
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,434	18,053,922
		22,721,636
Multi-Utilities - 0.5%
E.ON SE	250,000	4,733,725

Pharmaceuticals - 0.9%
Merck KGaA	53,500	7,635,685

Software - 2.1%
SAP SE - ADR	75,000	18,218,250
Total Germany		119,999,826

Hong Kong - 0.7%
Capital Markets - 0.7%
Hong Kong Exchanges & Clearing Ltd.	120,000	6,278,563

India - 1.3%
Banks - 0.6%
HDFC Bank Ltd. - ADR	140,000	5,115,600

Hotels, Restaurants & Leisure - 0.7%
MakeMyTrip Ltd. (b)	80,000	6,569,600
Total India		11,685,200

Ireland - 9.1%
Chemicals - 1.7%
Linde PLC	34,529	14,722,820

Construction Materials - 1.8%
CRH PLC	128,000	15,974,400

Food Products - 1.0%
Kerry Group PLC - Class A	96,635	8,830,758

Insurance - 1.8%
Aon PLC - Class A	44,742	15,788,557

Passenger Airlines - 1.8%
Ryanair Holdings PLC	370,903	12,787,829
Ryanair Holdings PLC - ADR	43,000	3,104,170
		15,891,999
Professional Services - 1.0%
Experian PLC	201,624	9,090,504
Total Ireland		80,299,038

Japan - 10.2%
Banks - 0.5%
Resona Holdings, Inc.	450,000	4,282,974

Beverages - 0.4%
Asahi Group Holdings Ltd.	381,000	3,993,568

Capital Markets - 0.5%
Japan Exchange Group, Inc.	450,000	4,803,103

Electronic Equipment, Instruments & Components - 1.1%
Keyence Corp.	26,173	9,467,428

Entertainment - 2.0%
Nintendo Co. Ltd.	220,000	14,853,205
Nintendo Co. Ltd. - ADR	150,000	2,529,000
		17,382,205
Professional Services - 2.5%
BayCurrent, Inc.	521,059	21,605,032

Semiconductors & Semiconductor Equipment - 3.2%
Disco Corp.	47,500	14,471,458
Renesas Electronics Corp.	1,000,000	13,696,853
		28,168,311
Total Japan		89,702,621

Luxembourg - 1.0%
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SE (b)	113,648	8,310,890

Netherlands - 6.8%
Financial Services - 1.8%
Adyen NV (a)(b)	9,785	15,779,026

Semiconductors & Semiconductor Equipment - 3.7%
ASM International NV	20,000	12,107,892
ASML Holding NV - NY Shares	19,427	20,784,170
		32,892,062
Software - 0.8%
Topicus.com, Inc. (b)	80,000	7,411,023

Trading Companies & Distributors - 0.5%
IMCD NV	45,000	4,084,304
Total Netherlands		60,166,415

South Korea - 6.3%
Semiconductors & Semiconductor Equipment - 4.3%
SK hynix, Inc.	83,194	37,676,747

Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co. Ltd.	215,000	18,020,203
Total South Korea		55,696,950

Switzerland - 9.7%
Capital Markets - 0.8%
Julius Baer Group Ltd.	93,937	7,339,376

Construction Materials - 2.1%
Amrize Ltd. (b)	96,000	5,210,993
Holcim AG	136,000	13,239,643
		18,450,636
Electrical Equipment - 1.7%
ABB Ltd.	65,000	4,791,641
ABB Ltd. - ADR	134,000	9,911,980
		14,703,621
Health Care Equipment & Supplies - 1.6%
Alcon AG	126,317	9,955,043
Alcon AG	46,000	3,639,893
		13,594,936
Life Sciences Tools & Services - 2.5%
Lonza Group AG	32,904	22,184,532

Pharmaceuticals - 1.0%
Roche Holding AG	15,800	6,524,930
Roche Holding AG - ADR	43,000	2,217,510
		8,742,440
Total Switzerland		85,015,541

Taiwan - 3.7%
Semiconductors & Semiconductor Equipment - 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	107,000	32,516,230

United Kingdom - 14.3%
Aerospace & Defense - 1.4%
BAE Systems PLC	549,679	12,650,846

Capital Markets - 1.6%
London Stock Exchange Group PLC	115,000	13,833,128

Financial Services - 0.5%
Wise PLC - Class A (b)	360,000	4,312,794

Health Care Equipment & Supplies - 1.2%
Smith & Nephew PLC	335,913	5,586,533
Smith & Nephew PLC - ADR	154,254	5,061,074
		10,647,607
Hotels, Restaurants & Leisure - 2.5%
Compass Group PLC	335,000	10,614,453
InterContinental Hotels Group PLC (b)	78,873	11,083,889
		21,698,342
Industrial Conglomerates - 0.6%
Smiths Group PLC	170,000	5,377,124

Oil, Gas & Consumable Fuels - 0.6%
Shell PLC	129,010	4,779,049

Personal Care Products - 1.5%
Unilever PLC	55,563	3,635,443
Unilever PLC - ADR	144,241	9,433,354
		13,068,797
Pharmaceuticals - 2.4%
AstraZeneca PLC	34,000	6,291,995
AstraZeneca PLC - ADR	160,073	14,715,511
		21,007,506
Professional Services - 0.8%
RELX PLC - ADR	180,000	7,275,600

Trading Companies & Distributors - 1.2%
Ashtead Group PLC	157,000	10,704,095
Total United Kingdom		125,354,888

Uruguay - 2.5%
Broadline Retail - 2.5%
MercadoLibre, Inc. (b)	10,851	21,856,735
TOTAL COMMON STOCKS (Cost $514,173,289)		869,295,347

WARRANTS - 0.0% (c)	Contracts	Value
Canada - 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (b)(d)	5,500	0	(e)
TOTAL WARRANTS (Cost $0)		0	(e)

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares	Value
Fidelity Money Market Government Portfolio - Class I, 3.67% (f)	7,192,676	7,192,676
TOTAL MONEY MARKET FUNDS (Cost $7,192,676)		7,192,676

TOTAL INVESTMENTS - 99.7% (Cost $521,365,965)		876,488,023
Other Assets in Excess of Liabilities - 0.3%		2,924,365
TOTAL NET ASSETS - 100.0%		$879,412,388

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $25,111,813 or 2.9% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Buffalo International Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$274,726,201	$594,569,146	$–		$869,295,347
Warrants	–	–	0	(a)	0	(a)
Money Market Funds	7,192,676	–	–		7,192,676
Total Investments	$281,918,877	$594,569,146	$0	(a)	$876,488,023

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Rounds to zero.